IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENT
Schedule of impairment loss and reversal of impairment loss

			Year ended
	June 30, 2018	December 312018	December 31, 2018
(in millions of U.S. dollars)
IMPAIRMENT LOSS
Rainy River depletable mining properties	383.7	452.9	836.6
Blackwater non-depletable mining properties	—	218.2	218.2
Total impairment loss	383.7	671.1	1,054.8
Tax recovery(1)	(101.6)	—	(101.6)
Total impairment loss, net of tax	282.1	671.1	953.2

1.There was no tax recovery associated with the impairment losses at Rainy River and Blackwater recorded during the fourth quarter of 2018 as the Company has not recognized any deferred tax assets as at December 31, 2018. Refer to Note 17 for further information.